Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of the Share Options Activities

A summary of the share options activities for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 is presented below:

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	years	USD
Outstanding as of March 31, 2017	2,451,067	2.21
Granted	50,000	2.35
Exercised	—	—
Forfeited	(50,000)	1.71
Expired	(74,000)	3.60
Outstanding as of December 31, 2017	2,377,067	2.18
Granted	1,053,150	0.58
Exercised	(119,792)	1.77
Forfeited	(123,438)	1.71
Cancelled	(1,901,752)	2.13
Expired	(143,023)	3.89
Outstanding as of December 31, 2018	1,142,212	0.67
Granted	70,000	0.50
Exercised	—	—
Forfeited	(809,712)	0.61
Cancelled	—	—
Expired	—	—
Outstanding as of December 31, 2019	402,500	0.75
Vested and expected to vest as of December 31, 2019	402,500	0.75	8.59	35,753
Exercisable as of December 31, 2019	122,082	0.90	8.33	8,879

Schedule of Information Relating to Options Outstanding and Exercisable

Information relating to options outstanding and exercisable as of December 31, 2019 is as follows:

Options outstanding as of December 31, 2019			Options exercisable as of December 31, 2019
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
62,500	1.71	7.05	35,416	1.71	7.05
320,000	0.58	8.85	86,666	0.58	8.85
20,000	0.53	9.21	—	—	—
402,500	0.75	8.59	122,082	0.90	8.33

Summary of Assumptions Used in the Valuation Model

The Company calculated the fair value of the share options on the grant date, for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
Expected dividend yield	8.7%	0%	0%
Expected volatility	60%	57%	55%/54%
Expected term	6.08	5.11/6.11	6.08
Risk-free interest rate (per annum)	1.96%	3.05%/3.10%	2.53%/2.45%

Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Expense Recognized for Non-vested Shares

Compensation expense recognized for non-vested share options for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 is allocated to the following expense items:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Research and development	476,994	157,355	68,016
Sales and marketing	272,568	70,915	—
General and administrative	2,353,681	2,024,940	345,991
Total share-based compensation expense	3,103,243	2,253,210	414,007

Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Compensation Expense Recognized for Non-vested Shares	Compensation expense recognized for non-vested shares for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 is allocated to the following expense items:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	—	—	—
Research and development	516,339	240,441	367,313
Sales and marketing	258,170	96,058	—
General and administrative	2,908,303	7,119,658	4,028,134
Total share-based compensation expense	3,682,812	7,456,157	4,395,447

Summary of the Non-vested Shares Activities

A summary of the non-vested shares activities for nine months ended December 31, 2017, the year ended December 31, 2018 and the year ended December 31, 2019 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
	USD
Outstanding at March 31, 2017	2,700,000	1.661
Granted	—	—
Vested	(60,000)	2.145
Forfeited	(15,000)	1.650
Outstanding at December 31, 2017	2,625,000	1.650
Granted	2,572,584	0.537
Vested	(2,068,586)	0.872
Forfeited	(71,250)	1.650
Cancelled	(1,262,250)	1.650
Outstanding at December 31, 2018	1,795,498	0.951
Granted	—	—
Vested	(693,362)	0.885
Forfeited	—	—
Cancelled	—	—
Outstanding at December 31, 2019	1,102,136	0.993